STOCK OPTIONS AND WARRANTS - Summary providing information about stock options outstanding (Details 3) (Stock Options, USD $)	6 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Stock Options Outstanding	2,311,000
Exercise Price	$ 1.75
Weighted Average Remaining Contractual Term (in years)	1 year 3 months
Number of Shares, Exercisable	1,293,500
Weighted Average Exercise Price, Exercisable	$ 1.74
Dollar 0.50 To Dollar 1.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 0.50
Upper Range of Exercise Prices	$ 1.00
Number of Shares, Stock Options Outstanding	10,000
Exercise Price	$ 0.71
Weighted Average Remaining Contractual Term (in years)	3 years 6 months 29 days
Number of Shares, Exercisable	10,000
Weighted Average Exercise Price, Exercisable	$ 0.71
Dollar 1.01 To Dollar 2.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 1.01
Upper Range of Exercise Prices	$ 2.00
Number of Shares, Stock Options Outstanding	2,127,000
Exercise Price	$ 1.67
Weighted Average Remaining Contractual Term (in years)	9 months 29 days
Number of Shares, Exercisable	1,169,500
Weighted Average Exercise Price, Exercisable	$ 1.64
Dollar 2.00 To Dollar 3.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 2.00
Upper Range of Exercise Prices	$ 3.00
Number of Shares, Stock Options Outstanding	156,000
Exercise Price	$ 2.60
Weighted Average Remaining Contractual Term (in years)	6 years 2 months
Number of Shares, Exercisable	96,000
Weighted Average Exercise Price, Exercisable	$ 2.60
Dollar 4.00 To Dollar 5.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 4.00
Upper Range of Exercise Prices	$ 5.00
Number of Shares, Stock Options Outstanding	18,000
Exercise Price	$ 4.33
Weighted Average Remaining Contractual Term (in years)	5 months 1 day
Number of Shares, Exercisable	18,000
Weighted Average Exercise Price, Exercisable	$ 4.33